UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management .
Address: 	26 Fitzwilliam Place
         		Dublin 2
         		Ireland
13F File Number:  28-03693
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Keith Walsh
Title:  Senior Compliance Manager
Phone:    	011 353 1 6616433
Signature, Place, and Date of Signing:
    Keith Walsh    Dublin, Ireland    November 2, 2001
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total:   	51
Form 13F Information Table Value Total:   	$4,792,789
List of Other Included Managers:
 No.  13F File Number     Name

 None

NAME OF ISSUER          TITLE OF CLASS     CUSIP   VALUE     SHARES/   SH/PRN  PUT/CALL INVESTMENT   OTHER    VOTING AUTHORITY
                                                   (x$000)   PRN AMT                    DISCRETION   MANAGERS   SOLE  SHARED NONE
ICON Pub Ltd Co         Sponsored ADR   45103T107      4808      147992   SH                SOLE                147992
Iona Technologies Plc   Sponsored ADR   46206P109      7760      997489   SH                SOLE                997489
Trintech Group Plc      Sponsored ADR   896682101       325      235051   SH                SOLE                235051
Trinity Biotech Plc     Sponsored ADR   896438108       499      356557   SH                SOLE                356557
Datalex Plc             ADR             23803V102      1466     1725054   SH                SOLE               1725054
Riverdeep Group Plc     ADR             76870Q109       505       34419   SH                SOLE                 34419
Elan Plc                ADR             284131208     12082      248351   SH                SOLE                248351
Pohang Iron & Stl Ltd   Sponsored ADR   730450103     71068     4911413   SH                SOLE               4911413
Dover Corp              Com             260003108    186916     6222236   SH                SOLE               6222236
Exxon Mobil Corp        Com             30231G102       417       10592   SH                SOLE                 10592
Coca Cola Co            Com             191216100       259        5523   SH                SOLE                  5523
Sysco Corp              Com             871829107    224534     8801817   SH                SOLE               8801817
Wal Mart Stores Inc     Com             931142103       500       10094   SH                SOLE                 10094
Johnson & Johnson       Com             478160104    420496     7600474   SH                SOLE               7600474
Tyco Intl Ltd New       Com             902124106    164094     3607660   SH                SOLE               3607660
American Intl Group Inc Com             026874107       318        4081   SH                SOLE                  4081
Analog Devices Inc      Com             032654105     69590     2128470   SH                SOLE               2128470
Becton Dickinson & Co   Com             075887109    139009     3757510   SH                SOLE               3757510
Bristol Myers Squibb Co Com             110122108       252        4540   SH                SOLE                  4540
Cisco Sys Inc           Com             17275R102     34650     2845985   SH                SOLE               2845985
Citigroup Inc           Com             172967101     83349     2063599   SH                SOLE               2063599
Donnelley R R & Sons Co Com             257867101    106976     3960622   SH                SOLE               3960622
Engelhard Corp          Com             292845104     65080     2825258   SH                SOLE               2825258
Fastenal Co             Com             311900104     49262      867293   SH                SOLE                867293
Federal Natl Mtg Assn   Com             313586109    318257     3975481   SH                SOLE               3975481
Gannett Inc             Com             364730101    388651     6470509   SH                SOLE               6470509
General Elec Co         Com             369604103       611       16414   SH                SOLE                 16414
Home Depot Inc          Com             437076102     61218     1595473   SH                SOLE               1595473
Illinois Tool Wks Inc   Com             452308109    156899     2905811   SH                SOLE               2905811
Intel Corp              Com             458140100       222       10844   SH                SOLE                 10844
International Business MCom             459200101    197003     2134729   SH                SOLE               2134729
Johnson Ctls Inc        Com             478366107    116758     1789673   SH                SOLE               1789673
Leggett & Platt Inc     Com             524660107     78858     4045055   SH                SOLE               4045055
Masco Corp              Com             574599106    113332     5545968   SH                SOLE               5545968
Merck & Co Inc          Com             589331107       245        3683   SH                SOLE                  3683
Microsoft Corp          Com             594918104    167712     3277225   SH                SOLE               3277225
Wells Fargo & Co New    Com             949746101    187990     4239260   SH                SOLE               4239260
Pfizer Inc              Com             717081103     49137     1225203   SH                SOLE               1225203
Philip Morris Cos Inc   Com             718154107    417740     8653349   SH                SOLE               8653349
Sherwin Williams Co     Com             824348106    106623     4818037   SH                SOLE               4818037
Tellabs Inc             Com             879664100     31025     3141790   SH                SOLE               3141790
Teleflex Inc            Com             879369106     17138      458416   SH                SOLE                458416
PPG Inds Inc            Com             693506107    112439     2466034   SH                SOLE               2466034
General Dynamics Corp   Com             369550108    159744     1809409   SH                SOLE               1809409
Solectron Corp          Com             834182107     76936     6561711   SH                SOLE               6561711
Verizon Communications  Com             92343V104     57154     1056357   SH                SOLE               1056357
Aol Time Warner Inc     Com             00184A105       225        6804   SH                SOLE                  6804
J P Morgan Chase & Co   Com             46625H100    180527     5290933   SH                SOLE               5290933
MBIA Inc                Com             55262C100    107998     2164297   SH                SOLE               2164297
SBC Communications Inc  Com             78387G103       254        5394   SH                SOLE                  5394
Jones Apparel Group Inc Com             480074103     43878     1724075   SH                SOLE               1724075